UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215

Roseville, CA 95678

(Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 916-757-6862

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

AmericaFirst Quantitative Funds

* Management Recommended Vote

3rd quarter 2018 Proxy Voting spreadsheet
Proxy voting done in 3rd quarter by account sorted by meeting date.
Account	Company	Mtg Date	shares	voted	scanned	Date voted
10039664335	Changyou	7/6/2018	2,403	x	x	6/25/2018
10039664343	BT Group	7/11/2018	24,180	x	x	6/25/2018
10039664319	Armstrong World Industries	7/12/2018	2,469	x	x	6/25/2018
10039664368	HRG Group	7/13/2018	20,034	x	x	6/25/2018
10039664350	Cal-Maine Foods, Inc	7/20/2018	6,818	X	X	7/10/2018
10039664350	Icon PLC	7/24/2018	433	X	X	7/10/2018
10039664368	Icon PLC	7/24/2018	2,214	X	X	7/10/2018
10039664350	McKesson Corp	7/25/2018	2,109	X	X	7/2/2018
10039664335	McKesson Corp	7/25/2018	426	X	X	7/10/2018
10039664368	Brown-Foreman Corp	7/26/2018	4,945	X	X	7/18/2018
10039664335	Scana Corp	7/31/2018	911	X	X	7/2/2018
10039664335	CA, Inc	8/8/2018	2,913	X	X	7/10/2018
10039664319	CA, Inc	8/8/2018	4,314	X	X	7/18/2018
10039664343	Williams Partners, LP	8/9/2018	10,623	X	X	7/25/2018
10039664335	The Williams Companies, Inc.	8/9/2018	2,601	X	X	8/6/2018
10039664335	Smuckers	8/15/2018	1,161	X	X	7/18/2018
10039664392	Check Point Software Technologies	8/20/2018	1,881	X	X	8/6/2018
10039664319	Infosys Limited	8/22/2018	3,827	X	X	8/14/2018
10039664335	Infosys Limited	8/22/2018	3,827	X	X	8/16/2018
10039664335	Express Scripts	8/24/2018	873	X	X	7/25/2018
10039664392	Cigna Corp	8/24/2018	1,057	X	X	7/25/2018
10039664368	Cigna Corp	8/24/2018	1,509	X	X	7/25/2018
10039664350	Casey's Corporation HQ	9/5/2018	3,131	X	X	8/6/2018
10039664335	Casey's General Stores, Inc.	9/5/2018	698	X	X	8/6/2018
10039664319	FutureFuel Corp.	9/6/2018	13,125	X	X	8/6/2018
10039664343	Lasalle Hotel Properties	9/6/2018	12,831	X	X	8/9/2018
10039664343	Lasalle Hotel Properties	9/6/2018	12,831	X	X	8/9/2018
10039664335	Scana Corp	9/12/2018	911	X	X	9/4/2018
10039664335	Netapp, Inc	9/13/2018	676	X	X	8/17/2018
10039664335	H&R Block, Inc	9/13/2018	2,389	X	X	8/17/2018
10039664319	WIX.com	9/13/2018	5,091	X	X	8/22/2018
10039664319	Deckers Outdoor Corp	9/14/2018	1,647	X	X	8/14/2018
10039664350	Diageo PLC	9/20/2018	2,152	X	X	8/22/2018
10039664335	Nike, Inc	9/20/2018	9,360	X	X	8/23/2018
10039664392	Ryanair Holdings PLC	9/20/2018	1,878	X	X	8/30/2018
10039664319	Conagra Brandsc, Inc	9/21/2018	3,940	X	X	8/22/2018
10039664392	Conagra Brands, Inc	9/21/2018	5,743	X	X	8/22/2018
10039664350	Conagra Brands, Inc	9/21/2018	6,456	X	X	8/22/2018
10039664368	Conagra Brands, Inc	9/21/2018	8,233	X	X	8/22/2018
10039664335	Conagra Brands, Inc	9/21/2018	5,417	X	X	8/22/2019
10039664343	Ship Finance Internatiol	9/21/2018	27,288	X	X	8/22/2018

10039664335	General Mills, Inc	9/25/2018	3,008	X	X	8/30/2018

4th quarter 2018 Proxy Voting spreadsheet
Proxy voting done in 4th quarter by account sorted by meeting date.
Account	Company	Mtg Date	shares	voted	scanned	Date voted
10039664343	MFS Charter Income Trust-Com	10/4/2018	38,360	X	X	9/17/2018
10039664343	MFS Intermediate Income Trust-Com	10/4/2018	80,767	X	X	9/17/2018
10039664343	MFS Government Markets Income Trust-Com	10/4/2018	65,087	X	X	9/17/2018
10039664335	Cal-Maine Foods, Inc	10/5/2018	1,501	X	X	9/14/2018
10039664350	Cal-Maine Foods, Inc	10/5/2018	6,239	X	X	9/14/2018
10039664392	Harris Corporation	10/26/2018	1,612	X	X	9/26/2018
10039664335	Seagate Technology PLC	10/30/2018	3,298	X	X	9/28/2018
10039664319	Cimpress N.V.	11/13/2018	853	X	X	11/1/2018
10039664350	Resmed Inc.	11/14/2018	2,588	X	X	11/1/2018
10039664319	Royal Gold, Inc.	11/14/2018	1,706	X	X	11/1/2018
10039664335	Avnet, Inc.	11/16/2018	1,048	X	X	10/15/2018
10039664350	Sysco Corporation	11/16/2018	4,021	X	X	11/1/2018
10039664335	Medtronic PLC	12/7/2018	693	X	X	11/7/2018
10039664319	Premier, Inc.	12/7/2018	3,472	X	X	11/12/2018
10039664335	Ubiquiti Networks, Inc.	12/11/2018	745	X	X	11/15/2018
10039664335	Cisco Systems, Inc.	12/12/2018	1,462	X	X	11/7/2018
10039664392	Cisco Systems, Inc.	12/12/2018	5,894	X	X	11/15/2018

2nd quarter 2019 Proxy Voting spreadsheet
Proxy voting done in 2nd quarter by account sorted by meeting date.
Account	Company	Mtg Date	shares	voted	scanned	Date voted
10039664350	L3 Technologies, Inc.	4/4/2019	281	X	X	3/20/2019
10039664392	IQVIA Holdings	4/9/2019	2,050	X	X	3/18/2019
10039664350	IQVIA Holdings	4/9/2019	446	X	X	3/18/2019
10039664327	First Data Corporation	4/11/2019	6,912	X	X	3/27/2019
10039664319	First Data Corporation	4/11/2019	8,971	X	X	3/27/2019
10039664350	Celgene Corporation	4/12/2019	642	X	X	3/13/2019
10039664350	Bristol-Myers Squibb	4/12/2019	1,131	X	X	3/14/2019
10039664350	Bristol-Myers Squibb	4/12/2019	1,168	X	X	3/14/2019
10039664350	Bristol-Myers Squibb	4/12/2019	1,131	X	X	3/18/2019
10039664350	Bristol-Myers Squibb	4/12/2019	1,131	X	X	3/25/2019
10039664343	Banco Latinoamericano De Comercio Ext.	4/17/2019	21,771	X	X	3/25/2019
10039664343	AGNC Investment Corp.	4/18/2019	7,637	X	X	3/20/2019
10039664392	Fiserv, Inc.	4/18/2019	3,203	X	X	3/25/2019
10039664350	The AES Corporation	4/18/2019	3,361	X	X	3/26/2019
10039664350	Humana Inc.	4/18/2019	182	X	X	3/26/2019
10039664327	Sabre Corporation	4/23/2019	6,981	X	X	3/14/2019
10039664319	Sabre Corporation	4/23/2019	4,950	X	X	3/14/2019

10039664335	Sabre Corporation	4/23/2019	5,407	X	X	3/25/2019
10039664392	Domino's Pizza	4/23/2019	966	X	X	4/9/2019
10039664319	Herbalife Nutrition Ltd.	4/24/2019	1,925	X	X	3/25/2019
10039664392	Herbalife Nutrition Ltd.	4/24/2019	4,001	X	X	3/25/2019
10039664335	Herbalife Nutrition Ltd.	4/24/2019	2,092	X	X	3/27/2019
10039664343	CNA Financial Corporation	4/24/2019	2,807	X	X	4/8/2019
10039664350	Cigna Corporation	4/24/2019	289	X	X	4/9/2019
10039664327	Citizens Financial Group, Inc.	4/25/2019	4,739	X	X	3/21/2019
10039664350	Avanos Medical, Inc.	4/25/2019	1,239	X	X	4/2/2019
10039664350	NRG Energy, Inc.	4/25/2019	1,369	X	X	4/9/2019
10039664350	Abbott Laboratories	4/26/2019	767	X	X	4/2/2019
10039664319	HCA Healthcare, Inc.	4/26/2019	1,649	X	X	4/9/2019
10039664350	HCA Healthcare, Inc.	4/26/2019	318	X	X	4/9/2019
10039664350	Kellogg Company	4/26/2019	949	X	X	4/9/2019
10039664350	The Boeing Company	4/29/2019	142	X	X	4/2/2019
10039664343	Weingarten Realty Investors	4/29/2019	4,494	X	X	4/2/2019
10039664350	Black Hills Corporation	4/30/2019	820	X	X	3/26/2019
10039664319	Valero Energy Corporation	4/30/2019	2,777	X	X	4/9/2019
10039664327	Valero Energy Corporation	4/30/2019	2,130	X	X	4/9/2019
10039664392	Cabot Oil & Gas Corporation	5/1/2019	11,558	X	X	3/25/2019
10039664350	Stryker Corporation	5/1/2019	314	X	X	4/9/2019
10039664350	Allergan PLC	5/1/2019	321	X	X	4/10/2019
10039664327	Essent Group Ltd	5/1/2019	4,028	X	X	4/10/2019
10039664350	Archer-Daniels-Midland Company	5/1/2019	1,041	X	X	4/12/2019
10039664350	General Dynamics Corporation	5/1/2019	260	X	X	4/12/2019
10039664343	Vector Group LTD.	5/2/2019	12,559	X	X	4/2/2019
10039664392	Gildan Activewear Inc.	5/2/2019	3,042	X	X	4/8/2019
10039664319	Dover Corporation	5/2/2019	2,521	X	X	4/9/2019
10039664327	Dover Corporation	5/2/2019	1,919	X	X	4/9/2019
10039664350	J2 Global	5/3/2019	520	X	X	4/9/2019
10039664392	CSX Corporation	5/3/2019	3,872	X	X	4/9/2019
10039664350	CSX Corporation	5/3/2019	844	X	X	4/9/2019
10039664343	Invesco Mortgage Capital Inc.	5/3/2019	8,025	X	X	4/8/2019
10039664319	BASF SE	5/3/2019	2,680	X	X	4/15/2019
10039664327	Cargurus, Inc.	5/7/2019	4,066	X	X	4/2/2019
10039664319	Cargurus, Inc.	5/7/2019	5,855	X	X	4/2/2019
10039664319	Fortune Brands Home & Security	5/7/2019	4,828	X	X	4/9/2019
10039664327	Fortune Brands Home & Security	5/7/2019	3,688	X	X	4/9/2019
10039664392	O'Reilly Automotive	5/7/2019	685	X	X	4/9/2019
10039664343	The Geo Group, Inc.	5/7/2019	14,022	X	X	4/9/2019
10039664350	Baxter International Inc.	5/7/2019	592	X	X	4/12/2019
10039664350	Newell Brands Inc.	5/7/2019	2,726	X	X	4/26/2019
10039664350	IDEXX Laboratories	5/8/2019	210	X	X	4/9/2019
10039664327	Arch Capital Group Ltd.	5/8/2019	5,319	X	X	4/12/2019

10039664350	Molina Healthcare, Inc.	5/8/2019	329	X	X	4/12/2019
10039664392	Phillips 66	5/8/2019	2,733	X	X	4/15/2019
10039664319	First Data Corporation	5/9/2019	8,971	X	X	4/12/2019
10039664327	First Data Corporation	5/9/2019	6,912	X	X	4/12/2019
10039664350	Alexion Pharmaceuticals, Inc.	5/14/2019	327	X	X	4/12/2019
10039664350	Essex Property Trust, Inc.	5/14/2019	207	X	X	4/17/2019
10039664327	Arconic Inc	5/14/2019	9,397	X	X	4/17/2019
10039664319	Arconic Inc	5/14/2019	12,358	X	X	4/17/2019
10039664392	Juniper Networks, Inc.	5/14/2019	8,769	X	X	4/17/2019
10039664392	Loews Corporation	5/14/2019	5,201	X	X	4/17/2019
10039664350	Universal Health Services, Inc.	5/15/2019	319	X	X	4/10/2019
10039664350	Anthem, Inc.	5/15/2019	147	X	X	4/12/2019
10039664343	Arbor Realty Trust, Inc.	5/15/2019	7,058	X	X	4/15/2019
10039664343	Redwood Trust, Inc.	5/15/2019	35,737	X	X	4/17/2019
10039664350	Ingredion Incorporated	5/15/2019	479	X	X	4/17/2019
10039664350	Mallinckrodt PLC	5/15/2019	1,773	X	X	4/17/2019
10039664327	Northrop Grumman Corporation	5/15/2019	599	X	X	4/17/2019
10039664319	Northrop Grumman Corporation	5/15/2019	792	X	X	4/17/2019
10039664392	Zoetis Inc.	5/15/2019	470	X	X	4/17/2019
10039664343	Macquarie Infrastructure Corporation	5/15/2019	11,417	X	X	4/26/2019
10039664327	Semgroup Corporation	5/15/2019	11,381	X	X	4/26/2019
10039664319	Semgroup Corporation	5/15/2019	15,024	X	X	4/26/2019
10039664343	Semgroup Corporation	5/15/2019	29,831	X	X	4/26/2019
10039664392	Yum! Brands, Inc.	5/16/2019	2,579	X	X	4/26/2019
10039664350	Union Pacific Corporation	5/16/2019	264	X	X	4/10/2019
10039664392	Union Pacific Corporation	5/16/2019	1,751	X	X	4/10/2019
10039664327	Herc Holdings Inc.	5/16/2019	3,949	X	X	4/15/2019
10039664350	Avalonbay Communities Inc.	5/16/2019	227	X	X	4/15/2019
10039664343	TPG Specialty Lending, Inc.	5/16/2019	4,535	X	X	4/15/2019
10039664350	Altria Group, Inc.	5/16/2019	844	X	X	4/17/2019
10039664343	Corecivic, Inc.	5/16/2019	4,312	X	X	4/17/2019
10039664343	TPG Specialty Lending, Inc.	5/16/2019	4,535	X	X	4/17/2019
10039664350	OGE Energy Corp.	5/16/2019	1,041	X	X	4/17/2019
10039664350	Vornado Realty Trust	5/16/2019	657	X	X	4/26/2019
10039664327	Chesapeake Energy Corporation	5/17/2019	58,701	X	X	4/26/2019
10039664319	Chesapeake Energy Corporation	5/17/2019	72,279	X	X	4/26/2019
10039664350	Chemed Corporation	5/20/2019	134	X	X	4/26/2019
10039664319	Vistra Energy Corp	5/20/2019	2,310	X	X	5/9/2019
10039664350	Amgen Inc.	5/21/2019	233	X	X	4/15/2019
10039664350	Charles River Laboratories Intl., Inc.	5/21/2019	311	X	X	4/26/2019
10039664327	Avis Budget Group Inc.	5/22/2019	4,851	X	X	4/12/2019
10039664350	Wellcare Health Plans, Inc.	5/22/2019	174	X	X	4/15/2019
10039664392	Fiserv, Inc.	5/22/2019	3,203	X	X	4/26/2019
10039664350	Molson Coors Brewing Company	5/22/2019	722	X	X	4/26/2019

10039664392	United Continental Holdings, Inc.	5/22/2019	2,861	X	X	4/26/2019
10039664350	Genesee & Wyoming Inc.	5/22/2019	540	X	X	4/26/2019
10039664350	Tupperware Brands Corporation	5/22/2019	1,469	X	X	4/26/2019
10039664343	Centurylink, Inc.	5/22/2019	6,924	X	X	4/26/2019
10039664350	Syneos Health, Inc.	5/24/2019	1,059	X	X	4/26/2019
10039664327	Five9, Inc.	5/28/2019	3,276	X	X	4/29/2019
10039664319	Five9, Inc.	5/28/2019	4,348	X	X	4/29/2019
10039664350	Merck & Co. Inc.	5/28/2019	544	X	X	5/2/2019
10039664392	Merck & Co., Inc.	5/28/2019	3,091	X	X	5/6/2019
10039664350	LTC Properties, Inc.	5/29/2019	1,095	X	X	5/8/2019
10039664350	Liberty Property Trust	5/29/2019	1,029	X	X	5/14/2019
10039664350	Bristol-Myers Squibb	5/29/2019	1,049	X	X	5/14/2019
10039664319	Bristol-Myers Squibb	5/29/2019	1,265	X	X	5/14/2019
10039664343	Chimera Investment Corporation	5/30/2019	24,148	X	X	4/26/2019
10039664343	Targa Resources Corp.	5/30/2019	11,318	X	X	4/26/2019
10039664327	Dexcom, Inc.	5/30/2019	772	X	X	4/26/2019
10039664350	Dexcom, Inc.	5/30/2019	431	X	X	4/26/2019
10039664327	Raytheon Company	5/30/2019	932	X	X	5/2/2019
10039664319	Raytheon Company	5/30/2019	1,225	X	X	5/2/2019
10039664350	Glaukos Corporation	5/30/2019	647	X	X	5/6/2019
10039664350	The Ensign Group, Inc.	5/30/2019	979	X	X	5/6/2019
10039664350	Chimera Investment Corporation	5/30/2019	2,648	X	X	5/6/2019
10039664343	Hercules Capital Inc.	5/30/2019	32,992	X	X	5/6/2019
10039664319	UnitedHealth Group Incorporated	6/3/2019	245	X	X	5/2/2019
10039664350	UnitedHealth Group Incorporated	6/3/2019	203	X	X	5/2/2019
10039664350	PRA Health Sciences, Inc.	6/3/2019	445	X	X	5/6/2019
10039664327	Nabors Industries Ltd.	6/4/2019	24,331	X	X	5/8/2019
10039664350	Pacira Biosciences, Inc.	6/4/2019	1,311	X	X	5/8/2019
10039664319	The TJX Companies, Inc.	6/4/2019	1,133	X	X	5/14/2019
10039664392	Thomson Reuters Corporation	6/5/2019	4,884	X	X	4/29/2019
10039664319	Allegion PLC	6/5/2019	653	X	X	5/6/2019
10039664350	Fibrogen, Inc.	6/5/2019	53	X	X	5/7/2019
10039664319	Ulta Beauty, Inc.	6/5/2019	171	X	X	5/7/2019
10039664319	Walmart Inc.	6/5/2019	615	X	X	5/7/2019
10039664343	Pennymac Mortgage Trust	6/5/2019	21,947	X	X	5/10/2019
10039664350	Hannon Armstrong Sustainable Infra Captl	6/6/2019	1,961	X	X	4/29/2019
10039664350	Monster Beverage Corporation	6/6/2019	869	X	X	4/29/2019
10039664319	Live Nation Entertainment, Inc.	6/6/2019	945	X	X	5/2/2019
10039664319	Netflix, Inc.	6/6/2019	167	X	X	5/6/2019
10039664319	Ingersoll-Rand PLC	6/6/2019	549	X	X	5/7/2019
10039664319	Salesforce.com, Inc.	6/6/2019	378	X	X	5/7/2019
10039664319	Garmin Ltd.	6/7/2019	691	X	X	4/29/2019
10039664327	Omega Healthcare Investors, Inc.	6/7/2019	1,317	X	X	5/7/2019
10039664327	Omega Healthcare Investors, Inc.	6/7/2019	2,346	X	X	5/7/2019

10039664319	Omega Healthcare Investors, Inc.	6/7/2019	1,593	X	X	5/7/2019
10039664343	Ares Capital Corporation	6/10/2019	26,148	X	X	4/26/2019
10039664343	Ares Capital Corporation	6/10/2019	26,148	X	X	4/29/2019
10039664350	Endo International PLC	6/11/2019	358	X	X	5/14/2019
10039664319	Best Buy Co., Inc.	6/11/2019	843	X	X	5/16/2019
10039664350	Tier Reit, Inc.	6/11/2019	101	X	X	5/24/2019
10039664319	Autodesk, Inc.	6/12/2019	375	X	X	5/6/2019
10039664350	Medifast, Inc.	6/12/2019	384	X	X	5/8/2019
10039664319	Target Corporation	6/12/2019	754	X	X	5/14/2019
10039664392	Target Corporation	6/12/2019	3,580	X	X	5/14/2019
10039664350	Cousins Properties Incoporated	6/12/2019	299	X	X	5/17/2019
10039664319	Caterpillar Inc.	6/12/2019	432	X	X	5/24/2019
10039664319	Dollar Tree, Inc.	6/13/2019	585	X	X	5/7/2019
10039664350	Genomic Health, Inc.	6/13/2019	728	X	X	5/16/2019
10039664350	Regeneron Pharmaceuticals, Inc.	6/14/2019	7	X	X	5/8/2019
10039664343	Signet Jewelers Limited	6/14/2019	14,973	X	X	5/24/2019
10039664343	Newtek Business Services Corp.	6/14/2019	23,193	X	X	5/30/2019
10039664359	Blackstone Mortgage Trust, Inc	6/19/2019	85	X	X	5/2/2019
10039664327	Trinseo S.A.	6/19/2019	1,869	X	X	5/16/2019
10039664319	Biogen Inc.	6/19/2019	256	X	X	5/24/2019
10039664350	Biogen Inc.	6/19/2019	213	X	X	5/24/2019
10039664319	Alphabet Inc.	6/19/2019	51	X	X	5/24/2019
10039664327	Check Point Software Technologies Ltd.	6/19/2019	203	X	X	5/30/2019
10039664392	Check Point Software Technologies Ltd.	6/19/2019	2,515	X	X	5/30/2019
10039664350	Equity Commonwealth	6/20/2019	90	X	X	5/8/2019
10039664327	SLM Corporation	6/20/2019	8,768	X	X	5/8/2019
10039664327	Verint Systems Inc.	6/20/2019	401	X	X	5/17/2019
10039664319	Fortinet, Inc.	6/21/2019	718	X	X	5/14/2019
10039664350	Centene Corporation	6/24/2019	943	X	X	5/30/2019
10039664350	Wellcare Health Plans, Inc.	6/24/2019	188	X	X	5/31/2019
10039664327	Vmware, Inc.	6/25/2019	119	X	X	5/30/2019
10039664350	Equity Residential	6/27/2019	600	X	X	5/6/2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/Rick Gonsalves

* Rick Gonsalves

Chief Executive Officer

Date: July 15, 2019

*Print the name and title of each signing officer under his or her signature.